Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Health Care Trend Rates

Health Care Trend Rates	2014	2013
Initial	6.50%	6.75%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	1% Increase	1% Decrease
	(in millions)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost	$4	$(3)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation	77	(60)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1,	$4,841	$5,205	$1,456	$1,849
Service Cost	72	69	14	23
Interest Cost	221	203	67	71
Actuarial (Gain) Loss	387	(305)	(14)	(395)
Benefit Payments	(296)	(331)	(134)	(140)
Participant Contributions	—	—	42	39
Medicare Subsidy	—	—	8	9
Benefit Obligation as of December 31,	$5,225	$4,841	$1,439	$1,456

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$4,711	$4,696	$1,699	$1,568
Actual Gain on Plan Assets	474	340	83	208
Company Contributions	79	6	4	24
Participant Contributions	—	—	42	39
Benefit Payments	(296)	(331)	(134)	(140)
Fair Value of Plan Assets as of December 31,	$4,968	$4,711	$1,694	$1,699

Funded (Underfunded) Status as of December 31,	$(257)	$(130)	$255	$243

Benefit Amounts Recognized on the Balance Sheets
Amounts Recognized on the Balance Sheets as of December 31, 2014 and 2013

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
	(in millions)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$337	$264
Other Current Liabilities – Accrued Short-term Benefit Liability	(6)	(7)	(4)	(4)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(251)	(123)	(78)	(17)
Funded (Underfunded) Status	$(257)	$(130)	$255	$243

Amounts Included in AOCI and Regulatory Assets
Amounts Included in AOCI and Regulatory Assets as of December 31, 2014 and 2013

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in millions)
Net Actuarial Loss	$1,612	$1,561	$420	$428
Prior Service Cost (Credit)	5	8	(624)	(693)

Recorded as
Regulatory Assets	$1,418	$1,343	$(149)	$(191)
Deferred Income Taxes	70	79	(19)	(26)
Net of Tax AOCI	129	147	(36)	(48)

Components of Change in Amounts Included in AOCI and Regulatory Assets

	Pension Plans		Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2014	2013
Components	(in millions)
Actuarial (Gain) Loss During the Year	$175	$(367)	$14	$(496)
Amortization of Actuarial Loss	(124)	(183)	(22)	(65)
Amortization of Prior Service Credit (Cost)	(3)	(3)	69	69
Change for the Year	$48	$(553)	$61	$(492)

Accumulated Benefit Obligation

	December 31,
Accumulated Benefit Obligation	2014	2013
	(in millions)
Qualified Pension Plan	$4,982	$4,638
Nonqualified Pension Plans	76	77
Total	$5,058	$4,715

Underfunded Accumulated Benefit Obligation

	Underfunded Pension Plans
	December 31,
	2014	2013
	(in millions)
Projected Benefit Obligation	$5,225	$4,841

Accumulated Benefit Obligation	$5,058	$4,715
Fair Value of Plan Assets	4,968	4,711
Underfunded Accumulated Benefit Obligation	$(90)	$(4)

Estimated Payments Expected to be Made by the Pension and OPEB Plans

	Pension Plans	Other Postretirement Benefit Plans
	Pension Payments	Benefit Payments	Medicare Subsidy Receipts
	(in millions)
2015	$315	$129	$—
2016	323	129	—
2017	334	130	—
2018	341	132	—
2019	350	132	—
Years 2020 to 2024, in Total	1,822	688	2

Components of Net Periodic Benefit Cost

	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in millions)
Service Cost	$72	$69	$76	$14	$23	$47
Interest Cost	221	203	223	67	71	103
Expected Return on Plan Assets	(262)	(278)	(319)	(111)	(107)	(101)
Amortization of Transition Obligation	—	—	—	—	—	1
Amortization of Prior Service Cost (Credit)	3	3	(1)	(69)	(69)	(18)
Amortization of Net Actuarial Loss	124	183	155	22	65	57
Net Periodic Benefit Cost (Credit)	158	180	134	(77)	(17)	89
Capitalized Portion	(52)	(56)	(42)	25	5	(28)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$106	$124	$92	$(52)	$(12)	$61

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	Pension Plans	Other Postretirement Benefit Plans
Components	(in millions)
Net Actuarial Loss	$108	$17
Prior Service Cost (Credit)	2	(69)
Total Estimated 2015 Amortization	$110	$(52)

Expected to be Recorded as
Regulatory Asset	$94	$(38)
Deferred Income Taxes	6	(5)
Net of Tax AOCI	10	(9)
Total	$110	$(52)

Appalachian Power Co [Member]
Health Care Trend Rates

Health Care Trend Rates	2014	2013
Initial	6.50%	6.75%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$902	$343	$308	$158	$179
1% Decrease	(691)	(264)	(237)	(121)	(138)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$17,260	$7,117	$7,251	$3,377	$3,742
1% Decrease	(13,614)	(5,630)	(5,736)	(2,671)	(2,960)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

APCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$663,231	$718,460	$279,884	$348,990
Service Cost	7,036	6,171	1,448	2,566
Interest Cost	29,624	27,662	12,788	13,454
Actuarial (Gain) Loss	41,671	(45,619)	(8,975)	(66,056)
Benefit Payments	(38,757)	(43,443)	(26,584)	(27,220)
Participant Contributions	—	—	7,196	6,600
Medicare Subsidy	—	—	1,391	1,550
Benefit Obligation as of December 31,	$702,805	$663,231	$267,148	$279,884

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$627,995	$621,570	$284,840	$267,758
Actual Gain on Plan Assets	44,052	49,832	11,836	34,289
Company Contributions	8,999	36	3,345	3,413
Participant Contributions	—	—	7,196	6,600
Benefit Payments	(38,757)	(43,443)	(26,584)	(27,220)
Fair Value of Plan Assets as of December 31,	$642,289	$627,995	$280,633	$284,840

Funded (Underfunded) Status as of December 31,	$(60,516)	$(35,236)	$13,485	$4,956

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
APCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$56,498	$27,945
Other Current Liabilities – Accrued Short-term Benefit Liability	(39)	(34)	(2,884)	(2,970)
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(60,477)	(35,202)	(40,129)	(20,019)
Funded (Underfunded) Status	$(60,516)	$(35,236)	$13,485	$4,956

Amounts Included in AOCI and Regulatory Assets

APCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$235,000	$220,047	$65,841	$72,732
Prior Service Cost (Credit)	523	720	(90,626)	(100,676)

Recorded as
Regulatory Assets	$232,815	$217,937	$(20,330)	$(25,473)
Deferred Income Taxes	948	991	(1,559)	(865)
Net of Tax AOCI	1,760	1,839	(2,896)	(1,606)

Components of Change in Amounts Included in AOCI and Regulatory Assets

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$31,546	$14,163	$11,509	$15,706	$16,457
Amortization of Actuarial Loss	(16,593)	(14,585)	(12,422)	(6,753)	(7,046)
Amortization of Prior Service Cost	(197)	(195)	(157)	(296)	(349)
Change for the Year Ended December 31, 2014	$14,756	$(617)	$(1,070)	$8,657	$9,062

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(58,411)	$(51,388)	$(253,392)	$(19,599)	$(16,133)
Amortization of Actuarial Loss	(25,025)	(21,688)	(19,833)	(9,845)	(10,214)
Amortization of Prior Service Cost	(198)	(195)	(157)	(297)	(349)
Change for the Year Ended December 31, 2013	$(83,634)	$(73,271)	$(273,382)	$(29,741)	$(26,696)

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$(2,309)	$1,863	$3,226	$639	$840
Amortization of Actuarial Loss	(4,582)	(2,368)	(2,379)	(1,109)	(1,235)
Amortization of Prior Service Credit	10,050	9,421	6,923	4,290	5,156
Change for the Year Ended December 31, 2014	$3,159	$8,916	$7,770	$3,820	$4,761

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(82,192)	$(63,460)	$(111,922)	$(27,305)	$(30,523)
Amortization of Actuarial Loss	(12,249)	(7,526)	(8,633)	(3,476)	(3,928)
Amortization of Prior Service Credit	10,050	9,421	6,962	4,289	5,156
Change for the Year Ended December 31, 2013	$(84,391)	$(61,565)	$(113,593)	$(26,492)	$(29,295)

Accumulated Benefit Obligation

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$688,632	$598,190	$512,467	$270,059	$281,210
Nonqualified Pension Plans	464	470	69	2,750	1,749
Total as of December 31, 2014	$689,096	$598,660	$512,536	$272,809	$282,959

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$653,968	$560,443	$512,798	$248,472	$256,083
Nonqualified Pension Plans	200	326	6	1,387	1,115
Total as of December 31, 2013	$654,168	$560,769	$512,804	$249,859	$257,198

Underfunded Accumulated Benefit Obligation

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$702,805	$617,948	$526,250	$2,770	$1,790

Accumulated Benefit Obligation	$689,096	$598,660	$512,536	$2,750	$1,749
Fair Value of Plan Assets	642,289	591,737	498,461	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(46,807)	$(6,923)	$(14,075)	$(2,750)	$(1,749)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$663,231	$574,699	$523,643	$1,394	$1,124

Accumulated Benefit Obligation	$654,168	$560,769	$512,804	$1,387	$1,115
Fair Value of Plan Assets	627,995	559,143	501,634	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2013	$(26,173)	$(1,626)	$(11,170)	$(1,387)	$(1,115)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in thousands)
APCo	$11,631	$2,884
I&M	12,492	—
OPCo	7,847	—
PSO	6,656	—
SWEPCo	7,840	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$42,859	$33,114	$36,277	$18,950	$18,872
2016	43,091	33,813	36,174	19,626	18,747
2017	43,484	35,748	35,571	20,175	20,407
2018	45,122	36,948	35,822	21,118	21,019
2019	45,488	38,727	36,179	21,732	22,059
Years 2020 to 2024, in Total	236,107	209,813	176,022	109,800	118,909

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$24,828	$15,088	$16,379	$6,989	$7,401
2016	24,603	15,363	16,289	7,067	7,504
2017	24,468	15,484	16,088	7,074	7,674
2018	24,820	15,637	16,122	7,132	7,840
2019	24,290	15,804	16,079	7,278	7,885
Years 2020 to 2024, in Total	121,401	84,026	80,066	38,852	43,503

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$232	$—	$—	$—	$—
2016	236	—	—	—	—
2017	234	—	—	—	—
2018	231	—	—	—	—
2019	230	—	—	—	—
Years 2020 to 2024, in Total	1,080	—	—	—	—

Components of Net Periodic Benefit Cost

APCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$7,036	$6,171	$7,565	$1,448	$2,566	$5,387
Interest Cost	29,624	27,662	30,211	12,788	13,454	18,462
Expected Return on Plan Assets	(33,927)	(37,041)	(41,944)	(18,533)	(18,147)	(16,753)
Amortization of Transition Obligation	—	—	—	—	—	780
Amortization of Prior Service Cost (Credit)	197	198	475	(10,050)	(10,050)	(2,862)
Amortization of Net Actuarial Loss	16,593	25,025	20,339	4,582	12,249	10,526
Net Periodic Benefit Cost (Credit)	19,523	22,015	16,646	(9,765)	72	15,540
Capitalized Portion	(6,819)	(7,529)	(6,525)	3,411	(25)	(6,092)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$12,704	$14,486	$10,121	$(6,354)	$47	$9,448

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in thousands)
Net Actuarial Loss	$14,457	$12,713	$10,823	$5,891	$6,146
Prior Service Cost	180	181	140	252	308
Total Estimated 2015 Amortization	$14,637	$12,894	$10,963	$6,143	$6,454

Pension Plans – Expected to be Recorded as
Regulatory Asset	$14,560	$12,114	$10,963	$6,143	$6,454
Deferred Income Taxes	27	273	—	—	—
Net of Tax AOCI	50	507	—	—	—
Total	$14,637	$12,894	$10,963	$6,143	$6,454

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in thousands)
Net Actuarial Loss	$3,353	$1,814	$1,848	$861	$954
Prior Service Credit	(10,050)	(9,421)	(6,922)	(4,290)	(5,156)
Total Estimated 2015 Amortization	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(3,693)	$(6,934)	$(5,074)	$(3,429)	$(2,687)
Deferred Income Taxes	(1,051)	(236)	—	—	(530)
Net of Tax AOCI	(1,953)	(437)	—	—	(985)
Total	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$7,280	$7,366	$7,579
I&M	10,461	10,010	9,706
OPCo	5,207	6,502	10,798
PSO	4,026	3,784	3,732
SWEPCo	5,272	4,970	4,890

Indiana Michigan Power Co [Member]
Health Care Trend Rates

Health Care Trend Rates	2014	2013
Initial	6.50%	6.75%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$902	$343	$308	$158	$179
1% Decrease	(691)	(264)	(237)	(121)	(138)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$17,260	$7,117	$7,251	$3,377	$3,742
1% Decrease	(13,614)	(5,630)	(5,736)	(2,671)	(2,960)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

I&M	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$574,699	$618,973	$166,497	$218,553
Service Cost	10,068	8,736	1,947	3,219
Interest Cost	26,293	24,100	7,638	8,221
Actuarial (Gain) Loss	38,466	(41,631)	(4,925)	(52,800)
Benefit Payments	(31,578)	(35,479)	(15,730)	(16,613)
Participant Contributions	—	—	5,168	4,745
Medicare Subsidy	—	—	1,064	1,172
Benefit Obligation as of December 31,	$617,948	$574,699	$161,659	$166,497

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$559,143	$552,026	$206,214	$194,128
Actual Gain on Plan Assets	55,295	42,584	6,664	23,844
Company Contributions	8,877	12	92	110
Participant Contributions	—	—	5,168	4,745
Benefit Payments	(31,578)	(35,479)	(15,730)	(16,613)
Fair Value of Plan Assets as of December 31,	$591,737	$559,143	$202,408	$206,214

Funded (Underfunded) Status as of December 31,	$(26,211)	$(15,556)	$40,749	$39,717

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
I&M	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$40,749	$39,590
Other Current Liabilities – Accrued Short-term Benefit Liability	(28)	(43)	—	—
Deferred Credits and Other Noncurrent Liabilities – Accrued Long-term Benefit Liability	(26,183)	(15,513)	—	127
Funded (Underfunded) Status	$(26,211)	$(15,556)	$40,749	$39,717

Amounts Included in AOCI and Regulatory Assets

I&M	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$137,945	$138,367	$54,444	$54,949
Prior Service Cost (Credit)	510	705	(85,117)	(94,538)

Recorded as
Regulatory Assets	$134,121	$134,560	$(26,264)	$(34,428)
Deferred Income Taxes	1,517	1,579	(1,543)	(1,807)
Net of Tax AOCI	2,817	2,933	(2,866)	(3,354)

Components of Change in Amounts Included in AOCI and Regulatory Assets

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$31,546	$14,163	$11,509	$15,706	$16,457
Amortization of Actuarial Loss	(16,593)	(14,585)	(12,422)	(6,753)	(7,046)
Amortization of Prior Service Cost	(197)	(195)	(157)	(296)	(349)
Change for the Year Ended December 31, 2014	$14,756	$(617)	$(1,070)	$8,657	$9,062

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(58,411)	$(51,388)	$(253,392)	$(19,599)	$(16,133)
Amortization of Actuarial Loss	(25,025)	(21,688)	(19,833)	(9,845)	(10,214)
Amortization of Prior Service Cost	(198)	(195)	(157)	(297)	(349)
Change for the Year Ended December 31, 2013	$(83,634)	$(73,271)	$(273,382)	$(29,741)	$(26,696)

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$(2,309)	$1,863	$3,226	$639	$840
Amortization of Actuarial Loss	(4,582)	(2,368)	(2,379)	(1,109)	(1,235)
Amortization of Prior Service Credit	10,050	9,421	6,923	4,290	5,156
Change for the Year Ended December 31, 2014	$3,159	$8,916	$7,770	$3,820	$4,761

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(82,192)	$(63,460)	$(111,922)	$(27,305)	$(30,523)
Amortization of Actuarial Loss	(12,249)	(7,526)	(8,633)	(3,476)	(3,928)
Amortization of Prior Service Credit	10,050	9,421	6,962	4,289	5,156
Change for the Year Ended December 31, 2013	$(84,391)	$(61,565)	$(113,593)	$(26,492)	$(29,295)

Accumulated Benefit Obligation

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$688,632	$598,190	$512,467	$270,059	$281,210
Nonqualified Pension Plans	464	470	69	2,750	1,749
Total as of December 31, 2014	$689,096	$598,660	$512,536	$272,809	$282,959

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$653,968	$560,443	$512,798	$248,472	$256,083
Nonqualified Pension Plans	200	326	6	1,387	1,115
Total as of December 31, 2013	$654,168	$560,769	$512,804	$249,859	$257,198

Underfunded Accumulated Benefit Obligation

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$702,805	$617,948	$526,250	$2,770	$1,790

Accumulated Benefit Obligation	$689,096	$598,660	$512,536	$2,750	$1,749
Fair Value of Plan Assets	642,289	591,737	498,461	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(46,807)	$(6,923)	$(14,075)	$(2,750)	$(1,749)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$663,231	$574,699	$523,643	$1,394	$1,124

Accumulated Benefit Obligation	$654,168	$560,769	$512,804	$1,387	$1,115
Fair Value of Plan Assets	627,995	559,143	501,634	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2013	$(26,173)	$(1,626)	$(11,170)	$(1,387)	$(1,115)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in thousands)
APCo	$11,631	$2,884
I&M	12,492	—
OPCo	7,847	—
PSO	6,656	—
SWEPCo	7,840	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$42,859	$33,114	$36,277	$18,950	$18,872
2016	43,091	33,813	36,174	19,626	18,747
2017	43,484	35,748	35,571	20,175	20,407
2018	45,122	36,948	35,822	21,118	21,019
2019	45,488	38,727	36,179	21,732	22,059
Years 2020 to 2024, in Total	236,107	209,813	176,022	109,800	118,909

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$24,828	$15,088	$16,379	$6,989	$7,401
2016	24,603	15,363	16,289	7,067	7,504
2017	24,468	15,484	16,088	7,074	7,674
2018	24,820	15,637	16,122	7,132	7,840
2019	24,290	15,804	16,079	7,278	7,885
Years 2020 to 2024, in Total	121,401	84,026	80,066	38,852	43,503

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$232	$—	$—	$—	$—
2016	236	—	—	—	—
2017	234	—	—	—	—
2018	231	—	—	—	—
2019	230	—	—	—	—
Years 2020 to 2024, in Total	1,080	—	—	—	—

Components of Net Periodic Benefit Cost

I&M	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$10,068	$8,736	$9,908	$1,947	$3,219	$6,621
Interest Cost	26,293	24,100	26,245	7,638	8,221	12,785
Expected Return on Plan Assets	(30,993)	(32,826)	(37,566)	(13,454)	(13,183)	(12,847)
Amortization of Transition Obligation	—	—	—	—	—	132
Amortization of Prior Service Cost (Credit)	195	195	407	(9,421)	(9,421)	(2,383)
Amortization of Net Actuarial Loss	14,585	21,688	17,569	2,368	7,526	7,050
Net Periodic Benefit Cost (Credit)	20,148	21,893	16,563	(10,922)	(3,638)	11,358
Capitalized Portion	(4,638)	(4,576)	(3,114)	2,514	760	(2,135)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$15,510	$17,317	$13,449	$(8,408)	$(2,878)	$9,223

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in thousands)
Net Actuarial Loss	$14,457	$12,713	$10,823	$5,891	$6,146
Prior Service Cost	180	181	140	252	308
Total Estimated 2015 Amortization	$14,637	$12,894	$10,963	$6,143	$6,454

Pension Plans – Expected to be Recorded as
Regulatory Asset	$14,560	$12,114	$10,963	$6,143	$6,454
Deferred Income Taxes	27	273	—	—	—
Net of Tax AOCI	50	507	—	—	—
Total	$14,637	$12,894	$10,963	$6,143	$6,454

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in thousands)
Net Actuarial Loss	$3,353	$1,814	$1,848	$861	$954
Prior Service Credit	(10,050)	(9,421)	(6,922)	(4,290)	(5,156)
Total Estimated 2015 Amortization	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(3,693)	$(6,934)	$(5,074)	$(3,429)	$(2,687)
Deferred Income Taxes	(1,051)	(236)	—	—	(530)
Net of Tax AOCI	(1,953)	(437)	—	—	(985)
Total	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$7,280	$7,366	$7,579
I&M	10,461	10,010	9,706
OPCo	5,207	6,502	10,798
PSO	4,026	3,784	3,732
SWEPCo	5,272	4,970	4,890

Ohio Power Co [Member]
Health Care Trend Rates

Health Care Trend Rates	2014	2013
Initial	6.50%	6.75%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$902	$343	$308	$158	$179
1% Decrease	(691)	(264)	(237)	(121)	(138)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$17,260	$7,117	$7,251	$3,377	$3,742
1% Decrease	(13,614)	(5,630)	(5,736)	(2,671)	(2,960)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

OPCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$523,643	$1,068,186	$171,164	$466,290
Transfer of OPCo Generation Benefit Obligation	—	(499,725)	—	(250,843)
Service Cost	5,140	5,285	1,026	2,882
Interest Cost	22,105	21,939	7,601	9,494
Actuarial (Gain) Loss	6,761	(34,373)	(4,286)	(44,149)
Benefit Payments	(31,399)	(37,669)	(17,353)	(18,844)
Participant Contributions	—	—	5,564	5,199
Medicare Subsidy	—	—	981	1,135
Benefit Obligation as of December 31,	$526,250	$523,643	$164,697	$171,164

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$501,634	$1,015,115	$211,994	$366,301
Transfer of OPCo Generation Plan Assets	—	(506,076)	—	(170,650)
Actual Gain on Plan Assets	21,679	30,264	6,007	29,576
Company Contributions	6,547	—	—	412
Participant Contributions	—	—	5,564	5,199
Benefit Payments	(31,399)	(37,669)	(17,353)	(18,844)
Fair Value of Plan Assets as of December 31,	$498,461	$501,634	$206,212	$211,994

Funded (Underfunded) Status as of December 31,	$(27,789)	$(22,009)	$41,515	$40,830

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
OPCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$—	$41,515	$39,496
Other Current Liabilities – Accrued Short-term Benefit Liability	(1)	(1)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(27,788)	(22,008)	—	1,334
Funded (Underfunded) Status	$(27,789)	$(22,009)	$41,515	$40,830

Amounts Included in AOCI and Regulatory Assets

OPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$226,755	$227,668	$30,651	$29,804
Prior Service Cost (Credit)	393	550	(62,377)	(69,300)

Recorded as
Regulatory Assets	$227,148	$228,218	$(31,726)	$(39,496)

Components of Change in Amounts Included in AOCI and Regulatory Assets

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$31,546	$14,163	$11,509	$15,706	$16,457
Amortization of Actuarial Loss	(16,593)	(14,585)	(12,422)	(6,753)	(7,046)
Amortization of Prior Service Cost	(197)	(195)	(157)	(296)	(349)
Change for the Year Ended December 31, 2014	$14,756	$(617)	$(1,070)	$8,657	$9,062

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(58,411)	$(51,388)	$(253,392)	$(19,599)	$(16,133)
Amortization of Actuarial Loss	(25,025)	(21,688)	(19,833)	(9,845)	(10,214)
Amortization of Prior Service Cost	(198)	(195)	(157)	(297)	(349)
Change for the Year Ended December 31, 2013	$(83,634)	$(73,271)	$(273,382)	$(29,741)	$(26,696)

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$(2,309)	$1,863	$3,226	$639	$840
Amortization of Actuarial Loss	(4,582)	(2,368)	(2,379)	(1,109)	(1,235)
Amortization of Prior Service Credit	10,050	9,421	6,923	4,290	5,156
Change for the Year Ended December 31, 2014	$3,159	$8,916	$7,770	$3,820	$4,761

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(82,192)	$(63,460)	$(111,922)	$(27,305)	$(30,523)
Amortization of Actuarial Loss	(12,249)	(7,526)	(8,633)	(3,476)	(3,928)
Amortization of Prior Service Credit	10,050	9,421	6,962	4,289	5,156
Change for the Year Ended December 31, 2013	$(84,391)	$(61,565)	$(113,593)	$(26,492)	$(29,295)

Accumulated Benefit Obligation

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$688,632	$598,190	$512,467	$270,059	$281,210
Nonqualified Pension Plans	464	470	69	2,750	1,749
Total as of December 31, 2014	$689,096	$598,660	$512,536	$272,809	$282,959

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$653,968	$560,443	$512,798	$248,472	$256,083
Nonqualified Pension Plans	200	326	6	1,387	1,115
Total as of December 31, 2013	$654,168	$560,769	$512,804	$249,859	$257,198

Underfunded Accumulated Benefit Obligation

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$702,805	$617,948	$526,250	$2,770	$1,790

Accumulated Benefit Obligation	$689,096	$598,660	$512,536	$2,750	$1,749
Fair Value of Plan Assets	642,289	591,737	498,461	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(46,807)	$(6,923)	$(14,075)	$(2,750)	$(1,749)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$663,231	$574,699	$523,643	$1,394	$1,124

Accumulated Benefit Obligation	$654,168	$560,769	$512,804	$1,387	$1,115
Fair Value of Plan Assets	627,995	559,143	501,634	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2013	$(26,173)	$(1,626)	$(11,170)	$(1,387)	$(1,115)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in thousands)
APCo	$11,631	$2,884
I&M	12,492	—
OPCo	7,847	—
PSO	6,656	—
SWEPCo	7,840	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$42,859	$33,114	$36,277	$18,950	$18,872
2016	43,091	33,813	36,174	19,626	18,747
2017	43,484	35,748	35,571	20,175	20,407
2018	45,122	36,948	35,822	21,118	21,019
2019	45,488	38,727	36,179	21,732	22,059
Years 2020 to 2024, in Total	236,107	209,813	176,022	109,800	118,909

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$24,828	$15,088	$16,379	$6,989	$7,401
2016	24,603	15,363	16,289	7,067	7,504
2017	24,468	15,484	16,088	7,074	7,674
2018	24,820	15,637	16,122	7,132	7,840
2019	24,290	15,804	16,079	7,278	7,885
Years 2020 to 2024, in Total	121,401	84,026	80,066	38,852	43,503

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$232	$—	$—	$—	$—
2016	236	—	—	—	—
2017	234	—	—	—	—
2018	231	—	—	—	—
2019	230	—	—	—	—
Years 2020 to 2024, in Total	1,080	—	—	—	—

Components of Net Periodic Benefit Cost

OPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$5,140	$5,285	$11,003	$1,026	$2,882	$8,748
Interest Cost	22,105	21,939	45,194	7,601	9,494	24,189
Expected Return on Plan Assets	(26,427)	(29,919)	(68,401)	(13,519)	(13,468)	(22,555)
Amortization of Transition Obligation	—	—	—	—	—	104
Amortization of Prior Service Cost (Credit)	157	157	743	(6,923)	(6,962)	(3,873)
Amortization of Net Actuarial Loss	12,422	19,833	30,439	2,379	8,633	13,669
Net Periodic Benefit Cost (Credit)	13,397	17,295	18,978	(9,436)	579	20,282
Capitalized Portion	(5,479)	(6,192)	(7,060)	3,859	(207)	(7,545)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7,918	$11,103	$11,918	$(5,577)	$372	$12,737

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in thousands)
Net Actuarial Loss	$14,457	$12,713	$10,823	$5,891	$6,146
Prior Service Cost	180	181	140	252	308
Total Estimated 2015 Amortization	$14,637	$12,894	$10,963	$6,143	$6,454

Pension Plans – Expected to be Recorded as
Regulatory Asset	$14,560	$12,114	$10,963	$6,143	$6,454
Deferred Income Taxes	27	273	—	—	—
Net of Tax AOCI	50	507	—	—	—
Total	$14,637	$12,894	$10,963	$6,143	$6,454

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in thousands)
Net Actuarial Loss	$3,353	$1,814	$1,848	$861	$954
Prior Service Credit	(10,050)	(9,421)	(6,922)	(4,290)	(5,156)
Total Estimated 2015 Amortization	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(3,693)	$(6,934)	$(5,074)	$(3,429)	$(2,687)
Deferred Income Taxes	(1,051)	(236)	—	—	(530)
Net of Tax AOCI	(1,953)	(437)	—	—	(985)
Total	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$7,280	$7,366	$7,579
I&M	10,461	10,010	9,706
OPCo	5,207	6,502	10,798
PSO	4,026	3,784	3,732
SWEPCo	5,272	4,970	4,890

Public Service Co Of Oklahoma [Member]
Health Care Trend Rates

Health Care Trend Rates	2014	2013
Initial	6.50%	6.75%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$902	$343	$308	$158	$179
1% Decrease	(691)	(264)	(237)	(121)	(138)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$17,260	$7,117	$7,251	$3,377	$3,742
1% Decrease	(13,614)	(5,630)	(5,736)	(2,671)	(2,960)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

PSO	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$260,710	$279,685	$77,779	$99,680
Service Cost	5,207	5,562	839	1,372
Interest Cost	12,057	10,993	3,574	3,793
Actuarial (Gain) Loss	25,708	(15,381)	(952)	(22,070)
Benefit Payments	(18,277)	(20,149)	(7,305)	(7,741)
Participant Contributions	—	—	2,304	2,229
Medicare Subsidy	—	—	467	516
Benefit Obligation as of December 31,	$285,405	$260,710	$76,706	$77,779

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$264,597	$264,823	$96,333	$90,521
Actual Gain on Plan Assets	24,607	19,892	4,709	11,324
Company Contributions	4,555	31	—	—
Participant Contributions	—	—	2,304	2,229
Benefit Payments	(18,277)	(20,149)	(7,305)	(7,741)
Fair Value of Plan Assets as of December 31,	$275,482	$264,597	$96,041	$96,333

Funded (Underfunded) Status as of December 31,	$(9,923)	$3,887	$19,335	$18,554

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
PSO	2014	2013	2014	2013
	(in thousands)
Employee Benefits and Pension Assets – Prepaid Benefit Costs	$—	$5,280	$19,335	$17,349
Other Current Liabilities – Accrued Short-term Benefit Liability	(190)	(107)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(9,733)	(1,286)	—	1,205
Funded (Underfunded) Status	$(9,923)	$3,887	$19,335	$18,554

Amounts Included in AOCI and Regulatory Assets

PSO	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$102,641	$93,688	$25,242	$25,712
Prior Service Cost (Credit)	536	832	(38,771)	(43,061)

Recorded as
Regulatory Assets	$103,177	$94,520	$(13,529)	$(17,349)

Components of Change in Amounts Included in AOCI and Regulatory Assets

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$31,546	$14,163	$11,509	$15,706	$16,457
Amortization of Actuarial Loss	(16,593)	(14,585)	(12,422)	(6,753)	(7,046)
Amortization of Prior Service Cost	(197)	(195)	(157)	(296)	(349)
Change for the Year Ended December 31, 2014	$14,756	$(617)	$(1,070)	$8,657	$9,062

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(58,411)	$(51,388)	$(253,392)	$(19,599)	$(16,133)
Amortization of Actuarial Loss	(25,025)	(21,688)	(19,833)	(9,845)	(10,214)
Amortization of Prior Service Cost	(198)	(195)	(157)	(297)	(349)
Change for the Year Ended December 31, 2013	$(83,634)	$(73,271)	$(273,382)	$(29,741)	$(26,696)

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$(2,309)	$1,863	$3,226	$639	$840
Amortization of Actuarial Loss	(4,582)	(2,368)	(2,379)	(1,109)	(1,235)
Amortization of Prior Service Credit	10,050	9,421	6,923	4,290	5,156
Change for the Year Ended December 31, 2014	$3,159	$8,916	$7,770	$3,820	$4,761

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(82,192)	$(63,460)	$(111,922)	$(27,305)	$(30,523)
Amortization of Actuarial Loss	(12,249)	(7,526)	(8,633)	(3,476)	(3,928)
Amortization of Prior Service Credit	10,050	9,421	6,962	4,289	5,156
Change for the Year Ended December 31, 2013	$(84,391)	$(61,565)	$(113,593)	$(26,492)	$(29,295)

Accumulated Benefit Obligation

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$688,632	$598,190	$512,467	$270,059	$281,210
Nonqualified Pension Plans	464	470	69	2,750	1,749
Total as of December 31, 2014	$689,096	$598,660	$512,536	$272,809	$282,959

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$653,968	$560,443	$512,798	$248,472	$256,083
Nonqualified Pension Plans	200	326	6	1,387	1,115
Total as of December 31, 2013	$654,168	$560,769	$512,804	$249,859	$257,198

Underfunded Accumulated Benefit Obligation

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$702,805	$617,948	$526,250	$2,770	$1,790

Accumulated Benefit Obligation	$689,096	$598,660	$512,536	$2,750	$1,749
Fair Value of Plan Assets	642,289	591,737	498,461	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(46,807)	$(6,923)	$(14,075)	$(2,750)	$(1,749)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$663,231	$574,699	$523,643	$1,394	$1,124

Accumulated Benefit Obligation	$654,168	$560,769	$512,804	$1,387	$1,115
Fair Value of Plan Assets	627,995	559,143	501,634	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2013	$(26,173)	$(1,626)	$(11,170)	$(1,387)	$(1,115)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in thousands)
APCo	$11,631	$2,884
I&M	12,492	—
OPCo	7,847	—
PSO	6,656	—
SWEPCo	7,840	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$42,859	$33,114	$36,277	$18,950	$18,872
2016	43,091	33,813	36,174	19,626	18,747
2017	43,484	35,748	35,571	20,175	20,407
2018	45,122	36,948	35,822	21,118	21,019
2019	45,488	38,727	36,179	21,732	22,059
Years 2020 to 2024, in Total	236,107	209,813	176,022	109,800	118,909

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$24,828	$15,088	$16,379	$6,989	$7,401
2016	24,603	15,363	16,289	7,067	7,504
2017	24,468	15,484	16,088	7,074	7,674
2018	24,820	15,637	16,122	7,132	7,840
2019	24,290	15,804	16,079	7,278	7,885
Years 2020 to 2024, in Total	121,401	84,026	80,066	38,852	43,503

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$232	$—	$—	$—	$—
2016	236	—	—	—	—
2017	234	—	—	—	—
2018	231	—	—	—	—
2019	230	—	—	—	—
Years 2020 to 2024, in Total	1,080	—	—	—	—

Components of Net Periodic Benefit Cost

PSO	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$5,207	$5,562	$5,951	$839	$1,372	$2,836
Interest Cost	12,057	10,993	12,301	3,574	3,793	5,797
Expected Return on Plan Assets	(14,604)	(15,675)	(18,015)	(6,300)	(6,089)	(5,922)
Amortization of Prior Service Cost (Credit)	296	297	(948)	(4,290)	(4,289)	(1,079)
Amortization of Net Actuarial Loss	6,753	9,845	8,206	1,109	3,476	3,189
Net Periodic Benefit Cost (Credit)	9,709	11,022	7,495	(5,068)	(1,737)	4,821
Capitalized Portion	(3,320)	(3,384)	(2,533)	1,733	533	(1,629)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$6,389	$7,638	$4,962	$(3,335)	$(1,204)	$3,192

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in thousands)
Net Actuarial Loss	$14,457	$12,713	$10,823	$5,891	$6,146
Prior Service Cost	180	181	140	252	308
Total Estimated 2015 Amortization	$14,637	$12,894	$10,963	$6,143	$6,454

Pension Plans – Expected to be Recorded as
Regulatory Asset	$14,560	$12,114	$10,963	$6,143	$6,454
Deferred Income Taxes	27	273	—	—	—
Net of Tax AOCI	50	507	—	—	—
Total	$14,637	$12,894	$10,963	$6,143	$6,454

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in thousands)
Net Actuarial Loss	$3,353	$1,814	$1,848	$861	$954
Prior Service Credit	(10,050)	(9,421)	(6,922)	(4,290)	(5,156)
Total Estimated 2015 Amortization	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(3,693)	$(6,934)	$(5,074)	$(3,429)	$(2,687)
Deferred Income Taxes	(1,051)	(236)	—	—	(530)
Net of Tax AOCI	(1,953)	(437)	—	—	(985)
Total	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$7,280	$7,366	$7,579
I&M	10,461	10,010	9,706
OPCo	5,207	6,502	10,798
PSO	4,026	3,784	3,732
SWEPCo	5,272	4,970	4,890

Southwestern Electric Power Co [Member]
Health Care Trend Rates

Health Care Trend Rates	2014	2013
Initial	6.50%	6.75%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2020

Effect of a 1% Change in Assumed Health Care Cost Trend Rates for the OPEB Health Care Plans

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost Components of Net Periodic Postretirement Health Care Benefit Cost:
1% Increase	$902	$343	$308	$158	$179
1% Decrease	(691)	(264)	(237)	(121)	(138)

Effect on the Health Care Component of the Accumulated Postretirement Benefit Obligation:
1% Increase	$17,260	$7,117	$7,251	$3,377	$3,742
1% Decrease	(13,614)	(5,630)	(5,736)	(2,671)	(2,960)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	2014	2013	2014	2013
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1,	$270,564	$285,560	$86,997	$109,948
Service Cost	6,618	7,011	1,012	1,693
Interest Cost	12,651	11,454	3,992	4,301
Actuarial (Gain) Loss	27,511	(12,818)	(2,296)	(23,852)
Benefit Payments	(19,178)	(20,643)	(7,731)	(8,057)
Participant Contributions	—	—	2,532	2,410
Medicare Subsidy	—	—	499	554
Benefit Obligation as of December 31,	$298,166	$270,564	$85,005	$86,997

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1,	$278,946	$279,699	$107,750	$99,846
Actual Gain on Plan Assets	26,482	19,823	3,881	13,551
Company Contributions	3,902	67	—	—
Participant Contributions	—	—	2,532	2,410
Benefit Payments	(19,178)	(20,643)	(7,731)	(8,057)
Fair Value of Plan Assets as of December 31,	$290,152	$278,946	$106,432	$107,750

Funded (Underfunded) Status as of December 31,	$(8,014)	$8,382	$21,427	$20,753

Benefit Amounts Recognized on the Balance Sheets

	Pension Plans		Other Postretirement Benefit Plans
	December 31,
SWEPCo	2014	2013	2014	2013
	(in thousands)
Deferred Charges and Other Noncurrent Assets – Prepaid Benefit Costs	$—	$9,506	$21,427	$19,210
Other Current Liabilities – Accrued Short-term Benefit Liability	(82)	(79)	—	—
Employee Benefits and Pension Obligations – Accrued Long-term Benefit Liability	(7,932)	(1,045)	—	1,543
Funded (Underfunded) Status	$(8,014)	$8,382	$21,427	$20,753

Amounts Included in AOCI and Regulatory Assets

SWEPCo	Pension Plans		Other Postretirement Benefit Plans
	December 31,
	2014	2013	2014	2013
Components	(in thousands)
Net Actuarial Loss	$104,903	$95,492	$32,377	$32,772
Prior Service Cost (Credit)	655	1,004	(46,826)	(51,982)

Recorded as
Regulatory Assets	$105,558	$96,496	$(8,959)	$(11,836)
Deferred Income Taxes	—	—	(1,921)	(2,580)
Net of Tax AOCI	—	—	(3,569)	(4,794)

Components of Change in Amounts Included in AOCI and Regulatory Assets

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$31,546	$14,163	$11,509	$15,706	$16,457
Amortization of Actuarial Loss	(16,593)	(14,585)	(12,422)	(6,753)	(7,046)
Amortization of Prior Service Cost	(197)	(195)	(157)	(296)	(349)
Change for the Year Ended December 31, 2014	$14,756	$(617)	$(1,070)	$8,657	$9,062

Pension Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(58,411)	$(51,388)	$(253,392)	$(19,599)	$(16,133)
Amortization of Actuarial Loss	(25,025)	(21,688)	(19,833)	(9,845)	(10,214)
Amortization of Prior Service Cost	(198)	(195)	(157)	(297)	(349)
Change for the Year Ended December 31, 2013	$(83,634)	$(73,271)	$(273,382)	$(29,741)	$(26,696)

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial (Gain) Loss During the Year	$(2,309)	$1,863	$3,226	$639	$840
Amortization of Actuarial Loss	(4,582)	(2,368)	(2,379)	(1,109)	(1,235)
Amortization of Prior Service Credit	10,050	9,421	6,923	4,290	5,156
Change for the Year Ended December 31, 2014	$3,159	$8,916	$7,770	$3,820	$4,761

Other Postretirement Benefit Plans – Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Gain During the Year	$(82,192)	$(63,460)	$(111,922)	$(27,305)	$(30,523)
Amortization of Actuarial Loss	(12,249)	(7,526)	(8,633)	(3,476)	(3,928)
Amortization of Prior Service Credit	10,050	9,421	6,962	4,289	5,156
Change for the Year Ended December 31, 2013	$(84,391)	$(61,565)	$(113,593)	$(26,492)	$(29,295)

Accumulated Benefit Obligation

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$688,632	$598,190	$512,467	$270,059	$281,210
Nonqualified Pension Plans	464	470	69	2,750	1,749
Total as of December 31, 2014	$689,096	$598,660	$512,536	$272,809	$282,959

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$653,968	$560,443	$512,798	$248,472	$256,083
Nonqualified Pension Plans	200	326	6	1,387	1,115
Total as of December 31, 2013	$654,168	$560,769	$512,804	$249,859	$257,198

Underfunded Accumulated Benefit Obligation

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$702,805	$617,948	$526,250	$2,770	$1,790

Accumulated Benefit Obligation	$689,096	$598,660	$512,536	$2,750	$1,749
Fair Value of Plan Assets	642,289	591,737	498,461	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2014	$(46,807)	$(6,923)	$(14,075)	$(2,750)	$(1,749)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$663,231	$574,699	$523,643	$1,394	$1,124

Accumulated Benefit Obligation	$654,168	$560,769	$512,804	$1,387	$1,115
Fair Value of Plan Assets	627,995	559,143	501,634	—	—
Underfunded Accumulated Benefit Obligation as of December 31, 2013	$(26,173)	$(1,626)	$(11,170)	$(1,387)	$(1,115)

Estimated Contributions and Payments to the Pension and OPEB Plans

Company	Pension Plans	Other Postretirement Benefit Plans
	(in thousands)
APCo	$11,631	$2,884
I&M	12,492	—
OPCo	7,847	—
PSO	6,656	—
SWEPCo	7,840	—

Estimated Payments Expected to be Made by the Pension and OPEB Plans

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$42,859	$33,114	$36,277	$18,950	$18,872
2016	43,091	33,813	36,174	19,626	18,747
2017	43,484	35,748	35,571	20,175	20,407
2018	45,122	36,948	35,822	21,118	21,019
2019	45,488	38,727	36,179	21,732	22,059
Years 2020 to 2024, in Total	236,107	209,813	176,022	109,800	118,909

Other Postretirement Benefit Plans: Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$24,828	$15,088	$16,379	$6,989	$7,401
2016	24,603	15,363	16,289	7,067	7,504
2017	24,468	15,484	16,088	7,074	7,674
2018	24,820	15,637	16,122	7,132	7,840
2019	24,290	15,804	16,079	7,278	7,885
Years 2020 to 2024, in Total	121,401	84,026	80,066	38,852	43,503

Other Postretirement Benefit Plans: Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$232	$—	$—	$—	$—
2016	236	—	—	—	—
2017	234	—	—	—	—
2018	231	—	—	—	—
2019	230	—	—	—	—
Years 2020 to 2024, in Total	1,080	—	—	—	—

Components of Net Periodic Benefit Cost

SWEPCo	Pension Plans			Other Postretirement Benefit Plans
	Years Ended December 31,
	2014	2013	2012	2014	2013	2012
	(in thousands)
Service Cost	$6,618	$7,011	$7,099	$1,012	$1,693	$3,324
Interest Cost	12,651	11,454	12,537	3,992	4,301	6,673
Expected Return on Plan Assets	(15,427)	(16,509)	(18,866)	(7,016)	(6,881)	(6,795)
Amortization of Prior Service Cost (Credit)	349	349	(793)	(5,156)	(5,156)	(933)
Amortization of Net Actuarial Loss	7,046	10,214	8,330	1,235	3,928	3,659
Net Periodic Benefit Cost (Credit)	11,237	12,519	8,307	(5,933)	(2,115)	5,928
Capitalized Portion	(3,391)	(3,518)	(2,924)	1,791	594	(2,087)
Net Periodic Benefit Cost (Credit) Recognized in Expense	$7,846	$9,001	$5,383	$(4,142)	$(1,521)	$3,841

Estimated Amounts to be Amortized to Net Periodic Benefit Costs

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plans – Components	(in thousands)
Net Actuarial Loss	$14,457	$12,713	$10,823	$5,891	$6,146
Prior Service Cost	180	181	140	252	308
Total Estimated 2015 Amortization	$14,637	$12,894	$10,963	$6,143	$6,454

Pension Plans – Expected to be Recorded as
Regulatory Asset	$14,560	$12,114	$10,963	$6,143	$6,454
Deferred Income Taxes	27	273	—	—	—
Net of Tax AOCI	50	507	—	—	—
Total	$14,637	$12,894	$10,963	$6,143	$6,454

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans – Components	(in thousands)
Net Actuarial Loss	$3,353	$1,814	$1,848	$861	$954
Prior Service Credit	(10,050)	(9,421)	(6,922)	(4,290)	(5,156)
Total Estimated 2015 Amortization	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

Other Postretirement Benefit Plans – Expected to be Recorded as
Regulatory Asset	$(3,693)	$(6,934)	$(5,074)	$(3,429)	$(2,687)
Deferred Income Taxes	(1,051)	(236)	—	—	(530)
Net of Tax AOCI	(1,953)	(437)	—	—	(985)
Total	$(6,697)	$(7,607)	$(5,074)	$(3,429)	$(4,202)

Cost for Matching Contributions to the Retirement Savings Plans

	Year Ended December 31,
Company	2014	2013	2012
	(in thousands)
APCo	$7,280	$7,366	$7,579
I&M	10,461	10,010	9,706
OPCo	5,207	6,502	10,798
PSO	4,026	3,784	3,732
SWEPCo	5,272	4,970	4,890

Pension Plans [Member]
Assets within Fair Value Hierarchy

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$1,092	$—	$—	$—	$1,092	23.2%
International	514	—	—	—	514	10.9%
Real Estate Investment Trusts	58	—	—	—	58	1.2%
Common Collective Trust – International	—	10	—	—	10	0.2%
Subtotal – Equities	1,664	10	—	—	1,674	35.5%

Fixed Income:
Common Collective Trust – Debt	—	26	—	—	26	0.5%
United States Government and Agency Securities	—	387	—	—	387	8.2%
Corporate Debt	—	1,600	—	—	1,600	34.0%
Foreign Debt	—	344	—	—	344	7.3%
State and Local Government	—	28	—	—	28	0.6%
Other – Asset Backed	—	33	—	—	33	0.7%
Subtotal – Fixed Income	—	2,418	—	—	2,418	51.3%

Real Estate	—	—	238	—	238	5.0%
Alternative Investments	—	—	330	—	330	7.0%
Securities Lending	—	35	—	—	35	0.8%
Securities Lending Collateral (a)	—	—	—	(45)	(45)	(0.9)%
Cash and Cash Equivalents	—	48	—	—	48	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	13	13	0.3%

Total	$1,664	$2,511	$568	$(32)	$4,711	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$589	$—	$—	$—	$589	11.9%
International	502	—	—	—	502	10.1%
Options	—	14	—	—	14	0.3%
Real Estate Investment Trusts	54	—	—	—	54	1.1%
Common Collective Trust – Global	—	377	—	—	377	7.6%
Common Collective Trust – International	—	19	—	—	19	0.4%
Subtotal – Equities	1,145	410	—	—	1,555	31.4%

Fixed Income:
Common Collective Trust – Debt	—	30	—	—	30	0.6%
United States Government and Agency Securities	—	450	—	—	450	9.0%
Corporate Debt	—	1,799	—	—	1,799	36.2%
Foreign Debt	—	401	—	—	401	8.1%
State and Local Government	—	15	—	—	15	0.3%
Other – Asset Backed	—	29	—	—	29	0.6%
Subtotal – Fixed Income	—	2,724	—	—	2,724	54.8%

Infrastructure	—	—	13	—	13	0.3%
Real Estate	—	—	236	—	236	4.7%
Alternative Investments	—	—	379	—	379	7.6%
Securities Lending	—	220	—	—	220	4.4%
Securities Lending Collateral (a)	—	—	—	(222)	(222)	(4.5)%
Cash and Cash Equivalents	—	53	—	—	53	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	10	10	0.2%

Total	$1,145	$3,407	$628	$(212)	$4,968	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Pension Plan Assets Level 3 Reconciliation

	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2014	$—	$238	$330	$568
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	6	32	38
Relating to Assets Sold During the Period	—	19	16	35
Purchases and Sales	13	(27)	1	(13)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$13	$236	$379	$628

	Real Estate	Alternative Investments	Total Level 3
	(in millions)
Balance as of January 1, 2013	$220	$195	$415
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	26	15	41
Relating to Assets Sold During the Period	—	15	15
Purchases and Sales	(8)	105	97
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$238	$330	$568

Pension Plans [Member] | Appalachian Power Co [Member]
Assets within Fair Value Hierarchy

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$145,515	$—	$—	$—	$145,515	23.2%
International	68,591	—	—	—	68,591	10.9%
Real Estate Investment Trusts	7,718	—	—	—	7,718	1.2%
Common Collective Trust – International	—	1,302	—	—	1,302	0.2%
Subtotal – Equities	221,824	1,302	—	—	223,126	35.5%

Fixed Income:
Common Collective Trust – Debt	—	3,456	—	—	3,456	0.5%
United States Government and Agency Securities	—	51,556	—	—	51,556	8.2%
Corporate Debt	—	213,280	—	—	213,280	34.0%
Foreign Debt	—	45,818	—	—	45,818	7.3%
State and Local Government	—	3,730	—	—	3,730	0.6%
Other – Asset Backed	—	4,437	—	—	4,437	0.7%
Subtotal – Fixed Income	—	322,277	—	—	322,277	51.3%

Real Estate	—	—	31,757	—	31,757	5.0%
Alternative Investments	—	—	43,939	—	43,939	7.0%
Securities Lending	—	4,689	—	—	4,689	0.8%
Securities Lending Collateral (a)	—	—	—	(6,024)	(6,024)	(0.9)%
Cash and Cash Equivalents	—	6,476	—	—	6,476	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,755	1,755	0.3%

Total	$221,824	$334,744	$75,696	$(4,269)	$627,995	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$76,107	$—	$—	$—	$76,107	11.9%
International	64,930	—	—	—	64,930	10.1%
Options	—	1,822	—	—	1,822	0.3%
Real Estate Investment Trusts	7,019	—	—	—	7,019	1.1%
Common Collective Trust – Global	—	48,751	—	—	48,751	7.6%
Common Collective Trust – International	—	2,390	—	—	2,390	0.4%
Subtotal – Equities	148,056	52,963	—	—	201,019	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,904	—	—	3,904	0.6%
United States Government and Agency Securities	—	58,164	—	—	58,164	9.0%
Corporate Debt	—	232,667	—	—	232,667	36.2%
Foreign Debt	—	51,806	—	—	51,806	8.1%
State and Local Government	—	1,927	—	—	1,927	0.3%
Other – Asset Backed	—	3,766	—	—	3,766	0.6%
Subtotal – Fixed Income	—	352,234	—	—	352,234	54.8%

Infrastructure	—	—	1,617	—	1,617	0.3%
Real Estate	—	—	30,487	—	30,487	4.7%
Alternative Investments	—	—	48,985	—	48,985	7.6%
Securities Lending	—	28,414	—	—	28,414	4.4%
Securities Lending Collateral (a)	—	—	—	(28,641)	(28,641)	(4.5)%
Cash and Cash Equivalents	—	6,888	—	—	6,888	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,286	1,286	0.2%

Total	$148,056	$440,499	$81,089	$(27,355)	$642,289	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Pension Plan Assets Level 3 Reconciliation

APCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$29,063	$25,888	$54,951
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,861	1,932	5,793
Relating to Assets Sold During the Period	—	1,949	1,949
Purchases and Sales	(1,167)	14,170	13,003
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$31,757	$43,939	$75,696

APCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$31,757	$43,939	$75,696
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	2,829	3,276	6,105
Relating to Assets Sold During the Period	—	9,831	1,616	11,447
Purchases and Sales	1,617	(13,930)	154	(12,159)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,617	$30,487	$48,985	$81,089

Pension Plans [Member] | Indiana Michigan Power Co [Member]
Assets within Fair Value Hierarchy

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$129,561	$—	$—	$—	$129,561	23.2%
International	61,071	—	—	—	61,071	10.9%
Real Estate Investment Trusts	6,872	—	—	—	6,872	1.2%
Common Collective Trust – International	—	1,159	—	—	1,159	0.2%
Subtotal – Equities	197,504	1,159	—	—	198,663	35.5%

Fixed Income:
Common Collective Trust – Debt	—	3,077	—	—	3,077	0.5%
United States Government and Agency Securities	—	45,904	—	—	45,904	8.2%
Corporate Debt	—	189,896	—	—	189,896	34.0%
Foreign Debt	—	40,794	—	—	40,794	7.3%
State and Local Government	—	3,321	—	—	3,321	0.6%
Other – Asset Backed	—	3,951	—	—	3,951	0.7%
Subtotal – Fixed Income	—	286,943	—	—	286,943	51.3%

Real Estate	—	—	28,275	—	28,275	5.0%
Alternative Investments	—	—	39,121	—	39,121	7.0%
Securities Lending	—	4,175	—	—	4,175	0.8%
Securities Lending Collateral (a)	—	—	—	(5,363)	(5,363)	(0.9)%
Cash and Cash Equivalents	—	5,766	—	—	5,766	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,563	1,563	0.3%

Total	$197,504	$298,043	$67,396	$(3,800)	$559,143	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$70,116	$—	$—	$—	$70,116	11.9%
International	59,820	—	—	—	59,820	10.1%
Options	—	1,678	—	—	1,678	0.3%
Real Estate Investment Trusts	6,467	—	—	—	6,467	1.1%
Common Collective Trust – Global	—	44,914	—	—	44,914	7.6%
Common Collective Trust – International	—	2,201	—	—	2,201	0.4%
Subtotal – Equities	136,403	48,793	—	—	185,196	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,597	—	—	3,597	0.6%
United States Government and Agency Securities	—	53,586	—	—	53,586	9.0%
Corporate Debt	—	214,355	—	—	214,355	36.2%
Foreign Debt	—	47,728	—	—	47,728	8.1%
State and Local Government	—	1,775	—	—	1,775	0.3%
Other – Asset Backed	—	3,470	—	—	3,470	0.6%
Subtotal – Fixed Income	—	324,511	—	—	324,511	54.8%

Infrastructure	—	—	1,490	—	1,490	0.3%
Real Estate	—	—	28,088	—	28,088	4.7%
Alternative Investments	—	—	45,130	—	45,130	7.6%
Securities Lending	—	26,178	—	—	26,178	4.4%
Securities Lending Collateral (a)	—	—	—	(26,386)	(26,386)	(4.5)%
Cash and Cash Equivalents	—	6,345	—	—	6,345	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,185	1,185	0.2%

Total	$136,403	$405,827	$74,708	$(25,201)	$591,737	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Pension Plan Assets Level 3 Reconciliation

I&M	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$25,811	$22,992	$48,803
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	3,531	1,727	5,258
Relating to Assets Sold During the Period	—	1,741	1,741
Purchases and Sales	(1,067)	12,661	11,594
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$28,275	$39,121	$67,396

I&M	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$28,275	$39,121	$67,396
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	417	3,902	4,319
Relating to Assets Sold During the Period	—	1,448	1,924	3,372
Purchases and Sales	1,490	(2,052)	183	(379)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,490	$28,088	$45,130	$74,708

Pension Plans [Member] | Ohio Power Co [Member]
Assets within Fair Value Hierarchy

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$59,064	$—	$—	$—	$59,064	11.9%
International	50,390	—	—	—	50,390	10.1%
Options	—	1,414	—	—	1,414	0.3%
Real Estate Investment Trusts	5,448	—	—	—	5,448	1.1%
Common Collective Trust – Global	—	37,834	—	—	37,834	7.6%
Common Collective Trust – International	—	1,854	—	—	1,854	0.4%
Subtotal – Equities	114,902	41,102	—	—	156,004	31.4%

Fixed Income:
Common Collective Trust – Debt	—	3,030	—	—	3,030	0.6%
United States Government and Agency Securities	—	45,139	—	—	45,139	9.0%
Corporate Debt	—	180,566	—	—	180,566	36.2%
Foreign Debt	—	40,205	—	—	40,205	8.1%
State and Local Government	—	1,496	—	—	1,496	0.3%
Other – Asset Backed	—	2,923	—	—	2,923	0.6%
Subtotal – Fixed Income	—	273,359	—	—	273,359	54.8%

Infrastructure	—	—	1,255	—	1,255	0.3%
Real Estate	—	—	23,660	—	23,660	4.7%
Alternative Investments	—	—	38,016	—	38,016	7.6%
Securities Lending	—	22,051	—	—	22,051	4.4%
Securities Lending Collateral (a)	—	—	—	(22,227)	(22,227)	(4.5)%
Cash and Cash Equivalents	—	5,345	—	—	5,345	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	998	998	0.2%

Total	$114,902	$341,857	$62,931	$(21,229)	$498,461	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$116,233	$—	$—	$—	$116,233	23.2%
International	54,790	—	—	—	54,790	10.9%
Real Estate Investment Trusts	6,165	—	—	—	6,165	1.2%
Common Collective Trust – International	—	1,040	—	—	1,040	0.2%
Subtotal – Equities	177,188	1,040	—	—	178,228	35.5%

Fixed Income:
Common Collective Trust – Debt	—	2,761	—	—	2,761	0.5%
United States Government and Agency Securities	—	41,183	—	—	41,183	8.2%
Corporate Debt	—	170,365	—	—	170,365	34.0%
Foreign Debt	—	36,599	—	—	36,599	7.3%
State and Local Government	—	2,980	—	—	2,980	0.6%
Other – Asset Backed	—	3,545	—	—	3,545	0.7%
Subtotal – Fixed Income	—	257,433	—	—	257,433	51.3%

Real Estate	—	—	25,367	—	25,367	5.0%
Alternative Investments	—	—	35,098	—	35,098	7.0%
Securities Lending	—	3,745	—	—	3,745	0.8%
Securities Lending Collateral (a)	—	—	—	(4,812)	(4,812)	(0.9)%
Cash and Cash Equivalents	—	5,173	—	—	5,173	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	1,402	1,402	0.3%

Total	$177,188	$267,391	$60,465	$(3,410)	$501,634	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Pension Plan Assets Level 3 Reconciliation

OPCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$47,464	$42,279	$89,743
Transfer of OPCo Generation Plan Assets	(26,218)	(36,275)	(62,493)
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	5,907	3,113	9,020
Relating to Assets Sold During the Period	—	3,142	3,142
Purchases and Sales	(1,786)	22,839	21,053
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$25,367	$35,098	$60,465

OPCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$25,367	$35,098	$60,465
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	3,802	1,895	5,697
Relating to Assets Sold During the Period	—	13,219	934	14,153
Purchases and Sales	1,255	(18,728)	89	(17,384)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$1,255	$23,660	$38,016	$62,931

Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Assets within Fair Value Hierarchy

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$61,309	$—	$—	$—	$61,309	23.2%
International	28,900	—	—	—	28,900	10.9%
Real Estate Investment Trusts	3,252	—	—	—	3,252	1.2%
Common Collective Trust – International	—	548	—	—	548	0.2%
Subtotal – Equities	93,461	548	—	—	94,009	35.5%

Fixed Income:
Common Collective Trust – Debt	—	1,456	—	—	1,456	0.5%
United States Government and Agency Securities	—	21,723	—	—	21,723	8.2%
Corporate Debt	—	89,863	—	—	89,863	34.0%
Foreign Debt	—	19,305	—	—	19,305	7.3%
State and Local Government	—	1,572	—	—	1,572	0.6%
Other – Asset Backed	—	1,870	—	—	1,870	0.7%
Subtotal – Fixed Income	—	135,789	—	—	135,789	51.3%

Real Estate	—	—	13,380	—	13,380	5.0%
Alternative Investments	—	—	18,513	—	18,513	7.0%
Securities Lending	—	1,976	—	—	1,976	0.8%
Securities Lending Collateral (a)	—	—	—	(2,538)	(2,538)	(0.9)%
Cash and Cash Equivalents	—	2,729	—	—	2,729	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	739	739	0.3%

Total	$93,461	$141,042	$31,893	$(1,799)	$264,597	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$32,642	$—	$—	$—	$32,642	11.9%
International	27,849	—	—	—	27,849	10.1%
Options	—	781	—	—	781	0.3%
Real Estate Investment Trusts	3,011	—	—	—	3,011	1.1%
Common Collective Trust - Global	—	20,910	—	—	20,910	7.6%
Common Collective Trust – International	—	1,025	—	—	1,025	0.4%
Subtotal – Equities	63,502	22,716	—	—	86,218	31.4%

Fixed Income:
Common Collective Trust – Debt	—	1,675	—	—	1,675	0.6%
United States Government and Agency Securities	—	24,947	—	—	24,947	9.0%
Corporate Debt	—	99,792	—	—	99,792	36.2%
Foreign Debt	—	22,220	—	—	22,220	8.1%
State and Local Government	—	827	—	—	827	0.3%
Other – Asset Backed	—	1,615	—	—	1,615	0.6%
Subtotal – Fixed Income	—	151,076	—	—	151,076	54.8%

Infrastructure	—	—	693	—	693	0.3%
Real Estate	—	—	13,076	—	13,076	4.7%
Alternative Investments	—	—	21,010	—	21,010	7.6%
Securities Lending	—	12,187	—	—	12,187	4.4%
Securities Lending Collateral (a)	—	—	—	(12,284)	(12,284)	(4.5)%
Cash and Cash Equivalents	—	2,954	—	—	2,954	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	552	552	0.2%

Total	$63,502	$188,933	$34,779	$(11,732)	$275,482	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Pension Plan Assets Level 3 Reconciliation

PSO	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$13,380	$18,513	$31,893
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	683	1,622	2,305
Relating to Assets Sold During the Period	—	2,371	799	3,170
Purchases and Sales	693	(3,358)	76	(2,589)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$693	$13,076	$21,010	$34,779

PSO	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$12,382	$11,030	$23,412
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,430	801	2,231
Relating to Assets Sold During the Period	—	808	808
Purchases and Sales	(432)	5,874	5,442
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$13,380	$18,513	$31,893

Pension Plans [Member] | Southwestern Electric Power Co [Member]
Assets within Fair Value Hierarchy

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$34,382	$—	$—	$—	$34,382	11.9%
International	29,332	—	—	—	29,332	10.1%
Options	—	823	—	—	823	0.3%
Real Estate Investment Trusts	3,171	—	—	—	3,171	1.1%
Common Collective Trust – Global	—	22,023	—	—	22,023	7.6%
Common Collective Trust – International	—	1,079	—	—	1,079	0.4%
Subtotal – Equities	66,885	23,925	—	—	90,810	31.4%

Fixed Income:
Common Collective Trust – Debt	—	1,764	—	—	1,764	0.6%
United States Government and Agency Securities	—	26,275	—	—	26,275	9.0%
Corporate Debt	—	105,107	—	—	105,107	36.2%
Foreign Debt	—	23,403	—	—	23,403	8.1%
State and Local Government	—	871	—	—	871	0.3%
Other – Asset Backed	—	1,701	—	—	1,701	0.6%
Subtotal – Fixed Income	—	159,121	—	—	159,121	54.8%

Infrastructure	—	—	730	—	730	0.3%
Real Estate	—	—	13,772	—	13,772	4.7%
Alternative Investments	—	—	22,129	—	22,129	7.6%
Securities Lending	—	12,836	—	—	12,836	4.4%
Securities Lending Collateral (a)	—	—	—	(12,938)	(12,938)	(4.5)%
Cash and Cash Equivalents	—	3,111	—	—	3,111	1.1%
Other – Pending Transactions and Accrued Income (b)	—	—	—	581	581	0.2%

Total	$66,885	$198,993	$36,631	$(12,357)	$290,152	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$64,634	$—	$—	$—	$64,634	23.2%
International	30,467	—	—	—	30,467	10.9%
Real Estate Investment Trusts	3,428	—	—	—	3,428	1.2%
Common Collective Trust – International	—	578	—	—	578	0.2%
Subtotal – Equities	98,529	578	—	—	99,107	35.5%

Fixed Income:
Common Collective Trust – Debt	—	1,535	—	—	1,535	0.5%
United States Government and Agency Securities	—	22,901	—	—	22,901	8.2%
Corporate Debt	—	94,736	—	—	94,736	34.0%
Foreign Debt	—	20,352	—	—	20,352	7.3%
State and Local Government	—	1,657	—	—	1,657	0.6%
Other – Asset Backed	—	1,971	—	—	1,971	0.7%
Subtotal – Fixed Income	—	143,152	—	—	143,152	51.3%

Real Estate	—	—	14,106	—	14,106	5.0%
Alternative Investments	—	—	19,517	—	19,517	7.0%
Securities Lending	—	2,083	—	—	2,083	0.8%
Securities Lending Collateral (a)	—	—	—	(2,676)	(2,676)	(0.9)%
Cash and Cash Equivalents	—	2,877	—	—	2,877	1.0%
Other – Pending Transactions and Accrued Income (b)	—	—	—	780	780	0.3%

Total	$98,529	$148,690	$33,623	$(1,896)	$278,946	100.0%

(a)	Amounts in "Other" column primarily represent an obligation to repay collateral received as part of the Securities Lending Program.

(b)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Pension Plan Assets Level 3 Reconciliation

SWEPCo	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2013	$13,078	$11,649	$24,727
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	1,474	841	2,315
Relating to Assets Sold During the Period	—	850	850
Purchases and Sales	(446)	6,177	5,731
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of December 31, 2013	$14,106	$19,517	$33,623

SWEPCo	Infrastructure	Real Estate	Alternative Investments	Total Level 3
	(in thousands)
Balance as of January 1, 2014	$—	$14,106	$19,517	$33,623
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	—	745	1,696	2,441
Relating to Assets Sold During the Period	—	2,590	836	3,426
Purchases and Sales	730	(3,669)	80	(2,859)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of December 31, 2014	$730	$13,772	$22,129	$36,631

Other Postretirement Benefit Plans [Member]
Assets within Fair Value Hierarchy

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$473	$—	$—	$—	$473	27.9%
International	616	—	—	—	616	36.2%
Common Collective Trust – Global	—	15	—	—	15	0.9%
Subtotal – Equities	1,089	15	—	—	1,104	65.0%

Fixed Income:
Common Collective Trust – Debt	—	88	—	—	88	5.2%
United States Government and Agency Securities	—	56	—	—	56	3.3%
Corporate Debt	—	110	—	—	110	6.5%
Foreign Debt	—	22	—	—	22	1.2%
State and Local Government	—	5	—	—	5	0.3%
Other – Asset Backed	—	8	—	—	8	0.5%
Subtotal – Fixed Income	—	289	—	—	289	17.0%

Trust Owned Life Insurance:
International Equities	—	13	—	—	13	0.8%
United States Bonds	—	211	—	—	211	12.4%
Subtotal – Trust Owned Life Insurance	—	224	—	—	224	13.2%

Cash and Cash Equivalents	68	9	—	—	77	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	5	5	0.3%

Total	$1,157	$537	$—	$5	$1,699	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in millions)
Equities:
Domestic	$466	$—	$—	$—	$466	27.5%
International	567	—	—	—	567	33.5%
Options	—	16	—	—	16	1.0%
Common Collective Trust – Global	—	30	—	—	30	1.8%
Subtotal – Equities	1,033	46	—	—	1,079	63.8%

Fixed Income:
Common Collective Trust – Debt	—	104	—	—	104	6.1%
United States Government and Agency Securities	—	71	—	—	71	4.2%
Corporate Debt	—	125	—	—	125	7.4%
Foreign Debt	—	21	—	—	21	1.3%
State and Local Government	—	6	—	—	6	0.3%
Other – Asset Backed	—	5	—	—	5	0.3%
Subtotal – Fixed Income	—	332	—	—	332	19.6%

Trust Owned Life Insurance:
International Equities	—	10	—	—	10	0.6%
United States Bonds	—	212	—	—	212	12.5%
Subtotal – Trust Owned Life Insurance	—	222	—	—	222	13.1%

Cash and Cash Equivalents	47	10	—	—	57	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	4	4	0.2%

Total	$1,080	$610	$—	$4	$1,694	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Assets within Fair Value Hierarchy

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$77,221	$—	$—	$—	$77,221	27.5%
International	93,871	—	—	—	93,871	33.5%
Options	—	2,712	—	—	2,712	1.0%
Common Collective Trust – Global	—	4,905	—	—	4,905	1.8%
Subtotal – Equities	171,092	7,617	—	—	178,709	63.8%

Fixed Income:
Common Collective Trust – Debt	—	17,188	—	—	17,188	6.1%
United States Government and Agency Securities	—	11,775	—	—	11,775	4.2%
Corporate Debt	—	20,787	—	—	20,787	7.4%
Foreign Debt	—	3,532	—	—	3,532	1.3%
State and Local Government	—	975	—	—	975	0.3%
Other – Asset Backed	—	820	—	—	820	0.3%
Subtotal – Fixed Income	—	55,077	—	—	55,077	19.6%

Trust Owned Life Insurance:
International Equities	—	1,709	—	—	1,709	0.6%
United States Bonds	—	35,131	—	—	35,131	12.5%
Subtotal – Trust Owned Life Insurance	—	36,840	—	—	36,840	13.1%

Cash and Cash Equivalents	7,751	1,586	—	—	9,337	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	670	670	0.2%

Total	$178,843	$101,120	$—	$670	$280,633	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

APCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$79,369	$—	$—	$—	$79,369	27.9%
International	103,188	—	—	—	103,188	36.2%
Common Collective Trust – Global	—	2,463	—	—	2,463	0.9%
Subtotal – Equities	182,557	2,463	—	—	185,020	65.0%

Fixed Income:
Common Collective Trust – Debt	—	14,737	—	—	14,737	5.2%
United States Government and Agency Securities	—	9,476	—	—	9,476	3.3%
Corporate Debt	—	18,458	—	—	18,458	6.5%
Foreign Debt	—	3,605	—	—	3,605	1.2%
State and Local Government	—	776	—	—	776	0.3%
Other – Asset Backed	—	1,362	—	—	1,362	0.5%
Subtotal – Fixed Income	—	48,414	—	—	48,414	17.0%

Trust Owned Life Insurance:
International Equities	—	2,219	—	—	2,219	0.8%
United States Bonds	—	35,470	—	—	35,470	12.4%
Subtotal – Trust Owned Life Insurance	—	37,689	—	—	37,689	13.2%

Cash and Cash Equivalents	11,441	1,470	—	—	12,911	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	806	806	0.3%

Total	$193,998	$90,036	$—	$806	$284,840	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Assets within Fair Value Hierarchy

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$55,695	$—	$—	$—	$55,695	27.5%
International	67,705	—	—	—	67,705	33.5%
Options	—	1,956	—	—	1,956	1.0%
Common Collective Trust – Global	—	3,538	—	—	3,538	1.8%
Subtotal – Equities	123,400	5,494	—	—	128,894	63.8%

Fixed Income:
Common Collective Trust – Debt	—	12,397	—	—	12,397	6.1%
United States Government and Agency Securities	—	8,493	—	—	8,493	4.2%
Corporate Debt	—	14,993	—	—	14,993	7.4%
Foreign Debt	—	2,547	—	—	2,547	1.3%
State and Local Government	—	704	—	—	704	0.3%
Other – Asset Backed	—	592	—	—	592	0.3%
Subtotal – Fixed Income	—	39,726	—	—	39,726	19.6%

Trust Owned Life Insurance:
International Equities	—	1,232	—	—	1,232	0.6%
United States Bonds	—	25,339	—	—	25,339	12.5%
Subtotal – Trust Owned Life Insurance	—	26,571	—	—	26,571	13.1%

Cash and Cash Equivalents	5,590	1,144	—	—	6,734	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	483	483	0.2%

Total	$128,990	$72,935	$—	$483	$202,408	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

I&M
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$57,460	$—	$—	$—	$57,460	27.9%
International	74,705	—	—	—	74,705	36.2%
Common Collective Trust – Global	—	1,783	—	—	1,783	0.9%
Subtotal – Equities	132,165	1,783	—	—	133,948	65.0%

Fixed Income:
Common Collective Trust – Debt	—	10,669	—	—	10,669	5.2%
United States Government and Agency Securities	—	6,860	—	—	6,860	3.3%
Corporate Debt	—	13,363	—	—	13,363	6.5%
Foreign Debt	—	2,610	—	—	2,610	1.2%
State and Local Government	—	562	—	—	562	0.3%
Other – Asset Backed	—	986	—	—	986	0.5%
Subtotal – Fixed Income	—	35,050	—	—	35,050	17.0%

Trust Owned Life Insurance:
International Equities	—	1,607	—	—	1,607	0.8%
United States Bonds	—	25,679	—	—	25,679	12.4%
Subtotal – Trust Owned Life Insurance	—	27,286	—	—	27,286	13.2%

Cash and Cash Equivalents	8,283	1,064	—	—	9,347	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	583	583	0.3%

Total	$140,448	$65,183	$—	$583	$206,214	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Assets within Fair Value Hierarchy

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$56,743	$—	$—	$—	$56,743	27.5%
International	68,977	—	—	—	68,977	33.5%
Options	—	1,993	—	—	1,993	1.0%
Common Collective Trust – Global	—	3,604	—	—	3,604	1.8%
Subtotal – Equities	125,720	5,597	—	—	131,317	63.8%

Fixed Income:
Common Collective Trust – Debt	—	12,630	—	—	12,630	6.1%
United States Government and Agency Securities	—	8,653	—	—	8,653	4.2%
Corporate Debt	—	15,274	—	—	15,274	7.4%
Foreign Debt	—	2,595	—	—	2,595	1.3%
State and Local Government	—	717	—	—	717	0.3%
Other – Asset Backed	—	603	—	—	603	0.3%
Subtotal – Fixed Income	—	40,472	—	—	40,472	19.6%

Trust Owned Life Insurance:
International Equities	—	1,256	—	—	1,256	0.6%
United States Bonds	—	25,815	—	—	25,815	12.5%
Subtotal – Trust Owned Life Insurance	—	27,071	—	—	27,071	13.1%

Cash and Cash Equivalents	5,695	1,165	—	—	6,860	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	492	492	0.2%

Total	$131,415	$74,305	$—	$492	$206,212	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

OPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$59,069	$—	$—	$—	$59,069	27.9%
International	76,799	—	—	—	76,799	36.2%
Common Collective Trust – Global	—	1,833	—	—	1,833	0.9%
Subtotal – Equities	135,868	1,833	—	—	137,701	65.0%

Fixed Income:
Common Collective Trust – Debt	—	10,968	—	—	10,968	5.2%
United States Government and Agency Securities	—	7,053	—	—	7,053	3.3%
Corporate Debt	—	13,738	—	—	13,738	6.5%
Foreign Debt	—	2,683	—	—	2,683	1.2%
State and Local Government	—	577	—	—	577	0.3%
Other – Asset Backed	—	1,014	—	—	1,014	0.5%
Subtotal – Fixed Income	—	36,033	—	—	36,033	17.0%

Trust Owned Life Insurance:
International Equities	—	1,652	—	—	1,652	0.8%
United States Bonds	—	26,399	—	—	26,399	12.4%
Subtotal – Trust Owned Life Insurance	—	28,051	—	—	28,051	13.2%

Cash and Cash Equivalents	8,515	1,094	—	—	9,609	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	600	600	0.3%

Total	$144,383	$67,011	$—	$600	$211,994	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Assets within Fair Value Hierarchy

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$26,842	$—	$—	$—	$26,842	27.9%
International	34,898	—	—	—	34,898	36.2%
Common Collective Trust – Global	—	833	—	—	833	0.9%
Subtotal – Equities	61,740	833	—	—	62,573	65.0%

Fixed Income:
Common Collective Trust – Debt	—	4,984	—	—	4,984	5.2%
United States Government and Agency Securities	—	3,205	—	—	3,205	3.3%
Corporate Debt	—	6,243	—	—	6,243	6.5%
Foreign Debt	—	1,219	—	—	1,219	1.2%
State and Local Government	—	262	—	—	262	0.3%
Other – Asset Backed	—	461	—	—	461	0.5%
Subtotal – Fixed Income	—	16,374	—	—	16,374	17.0%

Trust Owned Life Insurance:
International Equities	—	751	—	—	751	0.8%
United States Bonds	—	11,996	—	—	11,996	12.4%
Subtotal – Trust Owned Life Insurance	—	12,747	—	—	12,747	13.2%

Cash and Cash Equivalents	3,869	497	—	—	4,366	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	273	273	0.3%

Total	$65,609	$30,451	$—	$273	$96,333	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

PSO
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$26,425	$—	$—	$—	$26,425	27.5%
International	32,126	—	—	—	32,126	33.5%
Options	—	928	—	—	928	1.0%
Common Collective Trust – Global	—	1,679	—	—	1,679	1.8%
Subtotal – Equities	58,551	2,607	—	—	61,158	63.8%

Fixed Income:
Common Collective Trust – Debt	—	5,882	—	—	5,882	6.1%
United States Government and Agency Securities	—	4,030	—	—	4,030	4.2%
Corporate Debt	—	7,114	—	—	7,114	7.4%
Foreign Debt	—	1,209	—	—	1,209	1.3%
State and Local Government	—	334	—	—	334	0.3%
Other – Asset Backed	—	281	—	—	281	0.3%
Subtotal – Fixed Income	—	18,850	—	—	18,850	19.6%

Trust Owned Life Insurance:
International Equities	—	585	—	—	585	0.6%
United States Bonds	—	12,023	—	—	12,023	12.5%
Subtotal – Trust Owned Life Insurance	—	12,608	—	—	12,608	13.1%

Cash and Cash Equivalents	2,653	543	—	—	3,196	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	229	229	0.2%

Total	$61,204	$34,608	$—	$229	$96,041	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Assets within Fair Value Hierarchy

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$30,022	$—	$—	$—	$30,022	27.9%
International	39,034	—	—	—	39,034	36.2%
Common Collective Trust – Global	—	932	—	—	932	0.9%
Subtotal – Equities	69,056	932	—	—	69,988	65.0%

Fixed Income:
Common Collective Trust – Debt	—	5,575	—	—	5,575	5.2%
United States Government and Agency Securities	—	3,585	—	—	3,585	3.3%
Corporate Debt	—	6,982	—	—	6,982	6.5%
Foreign Debt	—	1,364	—	—	1,364	1.2%
State and Local Government	—	294	—	—	294	0.3%
Other – Asset Backed	—	515	—	—	515	0.5%
Subtotal – Fixed Income	—	18,315	—	—	18,315	17.0%

Trust Owned Life Insurance:
International Equities	—	840	—	—	840	0.8%
United States Bonds	—	13,418	—	—	13,418	12.4%
Subtotal – Trust Owned Life Insurance	—	14,258	—	—	14,258	13.2%

Cash and Cash Equivalents	4,328	556	—	—	4,884	4.5%
Other – Pending Transactions and Accrued Income (a)	—	—	—	305	305	0.3%

Total	$73,384	$34,061	$—	$305	$107,750	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

SWEPCo
Asset Class	Level 1	Level 2	Level 3	Other	Total	Year End Allocation
	(in thousands)
Equities:
Domestic	$29,286	$—	$—	$—	$29,286	27.5%
International	35,601	—	—	—	35,601	33.5%
Options	—	1,029	—	—	1,029	1.0%
Common Collective Trust – Global	—	1,860	—	—	1,860	1.8%
Subtotal – Equities	64,887	2,889	—	—	67,776	63.8%

Fixed Income:
Common Collective Trust – Debt	—	6,519	—	—	6,519	6.1%
United States Government and Agency Securities	—	4,466	—	—	4,466	4.2%
Corporate Debt	—	7,884	—	—	7,884	7.4%
Foreign Debt	—	1,339	—	—	1,339	1.3%
State and Local Government	—	370	—	—	370	0.3%
Other – Asset Backed	—	311	—	—	311	0.3%
Subtotal – Fixed Income	—	20,889	—	—	20,889	19.6%

Trust Owned Life Insurance:
International Equities	—	648	—	—	648	0.6%
United States Bonds	—	13,324	—	—	13,324	12.5%
Subtotal – Trust Owned Life Insurance	—	13,972	—	—	13,972	13.1%

Cash and Cash Equivalents	2,940	601	—	—	3,541	3.3%
Other – Pending Transactions and Accrued Income (a)	—	—	—	254	254	0.2%

Total	$67,827	$38,351	$—	$254	$106,432	100.0%

(a)	Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Benefit Obligations [Member]
Actuarial Assumptions

	Pension Plans				Other Postretirement Benefit Plans
Assumptions	2014		2013		2014	2013
Discount Rate	4.00%		4.70%		4.00%	4.70%
Rate of Compensation Increase	4.80%	(a)	4.85%	(a)	NA	NA

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

NA	Not applicable

Benefit Obligations [Member] | Appalachian Power Co [Member]
Actuarial Assumptions

	Pension Plans	Other Postretirement Benefit Plans
Increase in Benefit Obligation	(in thousands)
APCo	$17,946	$2,271
I&M	15,117	1,644
OPCo	14,525	310
PSO	6,811	555
SWEPCo	6,445	775

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2014	2013	2014	2013
Discount Rate	4.00%	4.70%	4.00%	4.70%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2014	2013
APCo	4.45%	4.60%
I&M	4.80%	4.90%
OPCo	4.80%	5.00%
PSO	4.80%	4.90%
SWEPCo	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Obligations [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2014	2013	2014	2013
Discount Rate	4.00%	4.70%	4.00%	4.70%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2014	2013
APCo	4.45%	4.60%
I&M	4.80%	4.90%
OPCo	4.80%	5.00%
PSO	4.80%	4.90%
SWEPCo	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

	Pension Plans	Other Postretirement Benefit Plans
Increase in Benefit Obligation	(in thousands)
APCo	$17,946	$2,271
I&M	15,117	1,644
OPCo	14,525	310
PSO	6,811	555
SWEPCo	6,445	775

Benefit Obligations [Member] | Ohio Power Co [Member]
Actuarial Assumptions

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2014	2013	2014	2013
Discount Rate	4.00%	4.70%	4.00%	4.70%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2014	2013
APCo	4.45%	4.60%
I&M	4.80%	4.90%
OPCo	4.80%	5.00%
PSO	4.80%	4.90%
SWEPCo	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

	Pension Plans	Other Postretirement Benefit Plans
Increase in Benefit Obligation	(in thousands)
APCo	$17,946	$2,271
I&M	15,117	1,644
OPCo	14,525	310
PSO	6,811	555
SWEPCo	6,445	775

Benefit Obligations [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions

	Pension Plans	Other Postretirement Benefit Plans
Increase in Benefit Obligation	(in thousands)
APCo	$17,946	$2,271
I&M	15,117	1,644
OPCo	14,525	310
PSO	6,811	555
SWEPCo	6,445	775

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2014	2013	2014	2013
Discount Rate	4.00%	4.70%	4.00%	4.70%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2014	2013
APCo	4.45%	4.60%
I&M	4.80%	4.90%
OPCo	4.80%	5.00%
PSO	4.80%	4.90%
SWEPCo	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

Benefit Obligations [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions

	Pension Plans		Other Postretirement Benefit Plans
Assumption	2014	2013	2014	2013
Discount Rate	4.00%	4.70%	4.00%	4.70%

	Pension Plans
Assumption – Rate of Compensation Increase (a)	2014	2013
APCo	4.45%	4.60%
I&M	4.80%	4.90%
OPCo	4.80%	5.00%
PSO	4.80%	4.90%
SWEPCo	4.80%	4.85%

(a)	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

	Pension Plans	Other Postretirement Benefit Plans
Increase in Benefit Obligation	(in thousands)
APCo	$17,946	$2,271
I&M	15,117	1,644
OPCo	14,525	310
PSO	6,811	555
SWEPCo	6,445	775

Benefit Costs [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
	2014	2013	2012	2014	2013	2012
Discount Rate	4.70%	3.95%	4.55%	4.70%	3.95%	4.75%
Expected Return on Plan Assets	6.00%	6.50%	7.25%	6.75%	7.00%	7.25%
Rate of Compensation Increase	4.85%	4.95%	4.85%	NA	NA	NA

NA	Not applicable.

Benefit Costs [Member] | Appalachian Power Co [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2014	2013	2012	2014	2013	2012
Discount Rate	4.70%	3.95%	4.55%	4.70%	3.95%	4.75%
Expected Return on Plan Assets	6.00%	6.50%	7.25%	6.75%	7.00%	7.25%

	Pension Plans
Assumption – Rate of Compensation Increase	2014	2013	2012
APCo	4.60%	4.70%	4.70%
I&M	4.90%	5.00%	5.00%
OPCo	5.00%	5.00%	5.00%
PSO	4.90%	4.90%	4.90%
SWEPCo	4.85%	4.75%	4.75%

Benefit Costs [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2014	2013	2012	2014	2013	2012
Discount Rate	4.70%	3.95%	4.55%	4.70%	3.95%	4.75%
Expected Return on Plan Assets	6.00%	6.50%	7.25%	6.75%	7.00%	7.25%

	Pension Plans
Assumption – Rate of Compensation Increase	2014	2013	2012
APCo	4.60%	4.70%	4.70%
I&M	4.90%	5.00%	5.00%
OPCo	5.00%	5.00%	5.00%
PSO	4.90%	4.90%	4.90%
SWEPCo	4.85%	4.75%	4.75%

Benefit Costs [Member] | Ohio Power Co [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2014	2013	2012	2014	2013	2012
Discount Rate	4.70%	3.95%	4.55%	4.70%	3.95%	4.75%
Expected Return on Plan Assets	6.00%	6.50%	7.25%	6.75%	7.00%	7.25%

	Pension Plans
Assumption – Rate of Compensation Increase	2014	2013	2012
APCo	4.60%	4.70%	4.70%
I&M	4.90%	5.00%	5.00%
OPCo	5.00%	5.00%	5.00%
PSO	4.90%	4.90%	4.90%
SWEPCo	4.85%	4.75%	4.75%

Benefit Costs [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2014	2013	2012	2014	2013	2012
Discount Rate	4.70%	3.95%	4.55%	4.70%	3.95%	4.75%
Expected Return on Plan Assets	6.00%	6.50%	7.25%	6.75%	7.00%	7.25%

	Pension Plans
Assumption – Rate of Compensation Increase	2014	2013	2012
APCo	4.60%	4.70%	4.70%
I&M	4.90%	5.00%	5.00%
OPCo	5.00%	5.00%	5.00%
PSO	4.90%	4.90%	4.90%
SWEPCo	4.85%	4.75%	4.75%

Benefit Costs [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions

	Pension Plans			Other Postretirement Benefit Plans
Assumptions	2014	2013	2012	2014	2013	2012
Discount Rate	4.70%	3.95%	4.55%	4.70%	3.95%	4.75%
Expected Return on Plan Assets	6.00%	6.50%	7.25%	6.75%	7.00%	7.25%

	Pension Plans
Assumption – Rate of Compensation Increase	2014	2013	2012
APCo	4.60%	4.70%	4.70%
I&M	4.90%	5.00%	5.00%
OPCo	5.00%	5.00%	5.00%
PSO	4.90%	4.90%	4.90%
SWEPCo	4.85%	4.75%	4.75%